Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”)
and non-PEO NEOs
and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for PEO¹ ($)	Compensation Actually Paid to PEO 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment Based on: 4
					TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	PPNR 5 ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
2024	860,491	860,491	550,912	676,062	109	144	18,623	92,021
2023	984,444	984,439	445,548	495,768	112	107	29,483	104,062
2022	1,615,316	1,593,934	483,328	544,443	149	98	45,579	113,945
2021	1,270,996	1,272,253	325,798	340,863	124	119	34,240	97,393

1.	Michael A Shriner was our PEO for 2024. Thomas M. Coughlin was our PEO for 2023 and 2022. The individuals comprising the non-PEO NEOs for each fiscal year are listed below.

2021	2022	2023	2024
Ryan Blake, COO	Ryan Blake, COO	Ryan Blake, COO	Ryan Blake, COO
Kenneth Emerson, CSRO	Kenneth Emerson, CSRO	Kenneth Emerson, CSRO	Jawad Chaudhry, CFO
Thomas Keating, CFO	Jawad Chaudhry, CFO	Jawad Chaudhry, CFO	David R. Garcia, CLO
David R. Garcia, CLO	David R. Garcia, CLO	David R. Garcia, CLO	Sandra Sievewright, CCO

2. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of
Regulation S-K and
do not reflect
compensation actually earned, realized, or received by the Company’s NEOs.

3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs
as set forth below. Equity
values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option
Awards
column are the totals from
the Stock Awards and Option Awards columns of our 2023 Summary Compensation Table on page 27.

	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	860,491	-	-	860,491
2023	984,444	-	(5)	984,439
2022	1,615,316	(354,170)	332,788	1,593,934
2021	1,270,996	(42,936)	44,193	1,272,253

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	550,912	(118,000)	243,150	676,062
2023	445,548	(37,341)	87,561	495,768
2022	483,328	(42,774)	103,889	544,443
2021	325,798	(807)	15,872	340,863
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year for PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total— Inclusion of Equity Values for PEO ($)
2024	—	—	—	—	—	—	—
2023	—	(7)	—	2	—	—	(5)
2022	53,970	(43,266)	320,450	1,634	—	—	332,788
2021	37,032	(40,457)	—	47,618	—	—	44,193

Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	148,000	30,000	65,150	243,150
2023	81,122	6,439	—	87,561
2022	8,051	6,538	89,300	103,889
2021	9,065	6,807	—	15,872

4.
The referenced Peer Group TSR utilizes the S&P U.S. BMI Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the fiscal year ended March 31, 2024. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in the Company and in the S&P U.S. BMI Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.	Pre-Provision Net Revenue (“PPNR”) represents the sum of the Company’s net interest income and non-interest income less expenses, excluding its provision for loan losses.

Company Selected Measure Name	Pre-Provision Net Revenue (“PPNR”)
Named Executive Officers, Footnote
1.	Michael A Shriner was our PEO for 2024. Thomas M. Coughlin was our PEO for 2023 and 2022. The individuals comprising the non-PEO NEOs for each fiscal year are listed below.

Peer Group Issuers, Footnote	The referenced Peer Group TSR utilizes the S&P U.S. BMI Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the fiscal year ended March 31, 2024. The comparison assumes $100 was invested for the period starting March 31, 2020, through the end of the listed fiscal year in the Company and in the S&P U.S. BMI Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 860,491	$ 984,444	$ 1,615,316	$ 1,270,996
PEO Actually Paid Compensation Amount	$ 860,491	984,439	1,593,934	1,272,253
Adjustment To PEO Compensation, Footnote
3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs
as set forth below. Equity
values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option
Awards
column are the totals from
the Stock Awards and Option Awards columns of our 2023 Summary Compensation Table on page 27.

	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)
2024	860,491	-	-	860,491
2023	984,444	-	(5)	984,439
2022	1,615,316	(354,170)	332,788	1,593,934
2021	1,270,996	(42,936)	44,193	1,272,253

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Fiscal Year for PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for PEO ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for PEO ($)	Total— Inclusion of Equity Values for PEO ($)
2024	—	—	—	—	—	—	—
2023	—	(7)	—	2	—	—	(5)
2022	53,970	(43,266)	320,450	1,634	—	—	332,788
2021	37,032	(40,457)	—	47,618	—	—	44,193

Non-PEO NEO Average Total Compensation Amount	$ 550,912	445,548	483,328	325,798
Non-PEO NEO Average Compensation Actually Paid Amount	$ 676,062	495,768	544,443	340,863
Adjustment to Non-PEO NEO Compensation Footnote
3. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the non-PEO NEOs
as set forth below. Equity
values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option
Awards
column are the totals from
the Stock Awards and Option Awards columns of our 2023 Summary Compensation Table on page 27.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non- PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	550,912	(118,000)	243,150	676,062
2023	445,548	(37,341)	87,561	495,768
2022	483,328	(42,774)	103,889	544,443
2021	325,798	(807)	15,872	340,863

Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards That Vested During Fiscal Year for Non-PEO NEOs ($)	Total—Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	148,000	30,000	65,150	243,150
2023	81,122	6,439	—	87,561
2022	8,051	6,538	89,300	103,889
2021	9,065	6,807	—	15,872

Compensation Actually Paid vs. Total Shareholder Return
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs,
the total shareholder return information for the S&P US BMI Banks Index and the NASDAQ Composite Index, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Pay vs Performance TSR Table

Index	12/31/21	12/31/22	12/31/23	12/31/24

BCB Bancorp, Inc.	123.68	149.25	112.27	109.45

NASDAQ Composite Index	177.06	119.45	172.77	223.87

S&P U.S. BMI Banks Index	118.61	98.38	107.32	143.68
Compensation Element

Compensation Actually Paid to Non-PEOs ($000s)	341	544	496	676

Compensation Actually Paid to PEO ($000s)	1,272	1,594	984	860

Compensation Actually Paid vs. Net Income
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs,
and our Net Income during the four most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs,
and our PPNR during the four most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
The following graph sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs,
the total shareholder return information for the S&P US BMI Banks Index and the NASDAQ Composite Index, and the Company’s cumulative TSR over the four most recently completed fiscal years.

Pay vs Performance TSR Table

Index	12/31/21	12/31/22	12/31/23	12/31/24

BCB Bancorp, Inc.	123.68	149.25	112.27	109.45

NASDAQ Composite Index	177.06	119.45	172.77	223.87

S&P U.S. BMI Banks Index	118.61	98.38	107.32	143.68
Compensation Element

Compensation Actually Paid to Non-PEOs ($000s)	341	544	496	676

Compensation Actually Paid to PEO ($000s)	1,272	1,594	984	860

Tabular List, Table
Company’s Most Important Financial Performance Measures

The following were the most important financial performance measures used to link
our named executive officers’ compensation actually paid to the Company’s financial performance for the most recently completed fiscal year:
Pre-Provision
Net Revenue, the Total Risk-Based Capital Ratio,
Non-Performing
Assets as a Percentage of Total Assets, and the Net Interest Margin.

Total Shareholder Return Amount	$ 109	112	149	124
Peer Group Total Shareholder Return Amount	144	107	98	119
Net Income (Loss)	$ 18,623,000,000	$ 29,483,000,000	$ 45,579,000,000	$ 34,240,000,000
Company Selected Measure Amount	92,021	104,062	113,945	97,393
PEO Name	Michael A Shriner	Thomas M. Coughlin	Thomas M. Coughlin
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Provision Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Total Risk-Based Capital Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Non-Performing Assets as a Percentage of Total Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Net Interest Margin
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (5)	$ 332,788	$ 44,193
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			53,970	37,032
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7)	(43,266)	(40,457)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			320,450
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2	1,634	47,618
PEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(354,170)	(42,936)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 243,150	87,561	103,889	15,872
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	148,000	81,122	8,051	9,065
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	30,000	6,439	6,538	6,807
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,150		89,300
Non-PEO NEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (118,000)	$ (37,341)	$ (42,774)	$ (807)